Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Balance, at beginning of the period	$ 11,396
Additions	455
Amortization and write-off	(1,943)
Balance, at end of the period	9,908
Less: Current portion of financing costs	(3,161)
Financing costs, non-current portion	$ 6,747